ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 54.9%	Par	Value
United States Treasury Note/Bond
2.63%, 04/15/2025	$275,000	$274,484
2.75%, 05/15/2025	1,835,000	1,829,272
3.50%, 09/15/2025	1,000,000	995,989
4.50%, 03/31/2026	1,000,000	1,003,965
4.88%, 04/30/2026	1,200,000	1,210,406
4.50%, 07/15/2026	1,000,000	1,005,977
3.50%, 09/30/2026	1,125,000	1,115,947
2.25%, 02/15/2027	600,000	580,371
4.13%, 02/15/2027	1,650,000	1,653,835
2.75%, 04/30/2027	3,000,000	2,923,594
4.50%, 05/15/2027	2,200,000	2,223,375
4.38%, 07/15/2027	1,350,000	1,361,733
2.75%, 07/31/2027	2,026,000	1,968,742
3.38%, 09/15/2027	2,000,000	1,970,859
4.25%, 02/15/2028	5,325,000	5,364,730
3.63%, 05/31/2028	1,500,000	1,483,125
4.13%, 07/31/2028	2,275,000	2,284,287
1.13%, 08/31/2028	1,150,000	1,042,839
3.75%, 12/31/2028	1,700,000	1,683,896
1.88%, 02/28/2029	1,967,000	1,812,944
4.13%, 10/31/2029	975,000	978,885
4.00%, 02/28/2030	2,060,000	2,057,666
3.50%, 04/30/2030	1,500,000	1,461,475
3.75%, 05/31/2030	2,500,000	2,464,014
4.13%, 03/31/2031	1,350,000	1,351,846
4.13%, 07/31/2031	2,000,000	2,001,562
1.38%, 11/15/2031	3,000,000	2,519,824
1.88%, 02/15/2032	2,775,000	2,398,315
3.50%, 02/15/2033	3,025,000	2,889,289
3.38%, 05/15/2033	2,500,000	2,361,475
4.00%, 02/15/2034	1,000,000	984,316
TOTAL U.S. TREASURY SECURITIES (Cost $56,386,825)		55,259,037

CORPORATE BONDS - 33.2%	Par	Value
Communications - 4.0%
Alphabet, Inc., 2.00%, 08/15/2026	1,000,000	969,744
Amazon.com, Inc., 3.60%, 04/13/2032	1,000,000	940,559
Cisco Systems, Inc., 5.05%, 02/26/2034	1,169,000	1,184,791
Verizon Communications, Inc., 3.15%, 03/22/2030	1,000,000	930,887
		4,025,981

Consumer, Cyclical - 4.9%
Costco Wholesale Corporation, 1.38%, 06/20/2027	1,000,000	937,966
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	973,012
McDonald's Corporation, 4.80%, 08/14/2028	1,000,000	1,011,202
NIKE, Inc., 2.75%, 03/27/2027	1,000,000	970,666
Target Corporation, 3.38%, 04/15/2029	1,100,000	1,056,270
		4,949,116

Consumer, Non-cyclical - 6.2%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	1,200,000	1,206,326
Bristol-Myers Squibb Company, 3.25%, 02/27/2027	1,000,000	982,070
J M Smucker Company, 3.50%, 03/15/2025	1,000,000	999,375
Pfizer, Inc., 2.75%, 06/03/2026	1,000,000	982,517
Sysco Corporation, 5.95%, 04/01/2030	1,000,000	1,050,265
Yale University, Series 2020, 0.87%, 04/15/2025	1,000,000	995,188
		6,215,741

Energy - 1.9%
Chevron Corporation, 2.24%, 05/11/2030	1,000,000	893,879
Exxon Mobil Corporation, 2.99%, 03/19/2025	1,000,000	999,379
		1,893,258

Financial - 12.5%
American Express Company, 4.05%, 05/03/2029	1,000,000	985,699
Bank of America Corporation,Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	996,582
Bank of New York Mellon Corporation,Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	1,100,000	1,208,204
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	1,000,000	988,742
BlackRock, Inc., 3.20%, 03/15/2027	1,000,000	980,812
Citigroup, Inc., 4.60%, 03/09/2026	1,000,000	1,000,209
Goldman Sachs Group, Inc., 3.80%, 03/15/2030	1,313,000	1,254,721
JPMorgan Chase & Company, 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	1,075,000	1,068,487
MetLife, Inc., 4.55%, 03/23/2030	1,400,000	1,398,211
PNC Financial Services Group, Inc., 4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	1,275,000	1,263,523
Private Export Funding Corporation, Series PP, 1.40%, 07/15/2028	685,000	626,616
US Bancorp,Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000	842,089
		12,613,895

Industrial - 1.8%
General Dynamics Corporation, 1.15%, 06/01/2026	1,000,000	962,885
Waste Management, Inc., 1.50%, 03/15/2031	1,000,000	836,576
		1,799,461

Technology - 0.9%
Apple, Inc., 3.35%, 08/08/2032	1,000,000	933,954

Utilities - 1.0%
Florida Power & Light Company, 4.80%, 05/15/2033	1,000,000	991,628
TOTAL CORPORATE BONDS (Cost $33,923,688)		33,423,034

U.S. GOVERNMENT AGENCY ISSUES - 10.1%	Par	Value
Federal Farm Credit Banks Funding Corporation, 4.50%, 08/14/2026	1,400,000	1,408,507
Federal Home Loan Banks
1.00%, 03/23/2026	1,696,500	1,636,903
0.90%, 02/26/2027	300,000	281,955
3.25%, 11/16/2028	3,000,000	2,927,185
Resolution Funding Corporation, 4.18%, 01/15/2030 (b)	2,600,000	2,115,042
Tennessee Valley Authority
3.88%, 03/15/2028	250,000	249,282
Series A, 2.88%, 02/01/2027	1,565,000	1,532,645
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,282,286)		10,151,519

MUNICIPAL BONDS - 1.0%	Par	Value
City of Austin TX Electric Utility Revenue, Class A, 2.68%, 11/15/2025	325,000	321,655
Massachusetts School Building Authority, Class B, 1.75%, 08/15/2030	785,000	703,213
TOTAL MUNICIPAL BONDS (Cost $1,056,709)		1,024,868

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.29% (a)	374,499	374,499
TOTAL SHORT-TERM INVESTMENTS (Cost $374,499)		374,499

TOTAL INVESTMENTS - 99.6% (Cost $102,024,007)		100,232,957
Other Assets in Excess of Liabilities - 0.4%		412,253
TOTAL NET ASSETS - 100.0%		$100,645,210
two		–%
Percentages are stated as a percent of net assets.		–%

PO Principal Only
SOFR - Secured Overnight Financing Rate

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)	The rate shown is the effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

ClearShares Piton Intermediate Fixed Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$55,259,037	$–	$55,259,037
Corporate Bonds	–	33,423,034	–	33,423,034
U.S. Government Agency Issues	–	10,151,519	–	10,151,519
Municipal Bonds	–	1,024,868	–	1,024,868
Money Market Funds	374,499	–	–	374,499
Total Investments	$374,499	$99,858,458	$–	$100,232,957

Refer to the Schedule of Investments for further disaggregation of investment categories.